Condensed Consolidated Statements of Changes in Partners' Capital (Unaudited) - USD ($) $ in Thousands	Total	General Partner	Common Unitholders	Note Receivable	Total Navios Partners' Capital	Noncontrolling interest
Balance at Dec. 31, 2015	$ 732,215	$ 4,169	$ 728,046		$ 732,215
Balance, Units at Dec. 31, 2015		1,695,509	83,079,710
Equity compensation expense	93		$ 93		93
Proceeds from public offering and issuance of common units, net of offering costs (see note 8), value	440		$ 440		440
Proceeds from public offering and issuance of common units, net of offering costs (see note 8), units			244,201
Net proceeds from issuance of general partner untis (see note 8), value	10	$ 10			10
Net proceeds from issuance of general partner untis (see note 8), units		4,984
Net income/ (loss)	(52,549)	$ (1,051)	$ (51,498)		(52,549)
Balance at Dec. 31, 2016	680,209	$ 3,128	$ 677,081	$ 0	680,209	$ 0
Balance, Units at Dec. 31, 2016		1,700,493	83,323,911
Formation of Navios Containers	17,323					17,323
Issuance of restricted common units (see note 8), value	933		$ 933		933
Issuance of restricted common units (see note 8), units			2,040,000
Proceeds from public offering and issuance of common units, net of offering costs (see note 8), value	98,175		$ 98,175		98,175
Proceeds from public offering and issuance of common units, net of offering costs (see note 8), units			48,995,442
Net proceeds from issuance of general partner untis (see note 8), value	2,626	$ 2,626			2,626
Net proceeds from issuance of general partner untis (see note 8), units		1,308,415
Issuance of common units for transfer of Navios Europe I Loans (see notes 8 & 13), value	(561)		$ 28,862	(29,423)	(561)
Issuance of common units for transfer of Navios Europe I Loans (see notes 8 & 13), units			13,076,923
Net income/ (loss)	(1,208)	$ (31)	$ (1,532)		(1,563)	355
Balance at Jun. 30, 2017	$ 797,497	$ 5,723	$ 803,519	$ (29,423)	$ 779,819	$ 17,678
Balance, Units at Jun. 30, 2017		3,008,908	147,436,276